Quarterly Holdings Report
for

Fidelity® Equity-Income K6 Fund

October 31, 2020

EQU-K6-QTLY-1220
1.9893873.101

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	11,242	$303,759
Verizon Communications, Inc.	6,933	395,112
		698,871
Entertainment - 3.1%
Activision Blizzard, Inc.	4,849	367,215
The Walt Disney Co.	10,210	1,237,963
		1,605,178
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	357	576,951
Media - 1.9%
Comcast Corp. Class A	19,274	814,134
Interpublic Group of Companies, Inc.	11,008	199,135
		1,013,269
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc.	5,532	606,141

TOTAL COMMUNICATION SERVICES		4,500,410

CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 3.4%
Dunkin' Brands Group, Inc.	2,662	265,428
McDonald's Corp.	4,665	993,645
Starbucks Corp.	5,698	495,498
		1,754,571
Household Durables - 0.4%
Lennar Corp. Class A	3,238	227,405
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	3,757	178,946
Multiline Retail - 2.4%
Dollar General Corp.	2,469	515,305
Dollar Tree, Inc. (a)	2,936	265,180
Nordstrom, Inc.	4,106	49,683
Target Corp.	2,849	433,675
		1,263,843
Specialty Retail - 3.6%
Best Buy Co., Inc.	400	44,620
Burlington Stores, Inc. (a)	1,207	233,651
Lowe's Companies, Inc.	2,182	344,974
Ross Stores, Inc.	1,611	137,209
The Home Depot, Inc.	2,192	584,628
TJX Companies, Inc.	10,073	511,708
		1,856,790
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co.	2,002	149,329
PVH Corp.	200	11,658
Tapestry, Inc.	3,300	73,359
		234,346

TOTAL CONSUMER DISCRETIONARY		5,515,901

CONSUMER STAPLES - 9.0%
Beverages - 1.4%
Diageo PLC	3,366	108,782
Keurig Dr. Pepper, Inc.	5,120	137,728
The Coca-Cola Co.	9,867	474,208
		720,718
Food & Staples Retailing - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	3,875	119,336
BJ's Wholesale Club Holdings, Inc. (a)	6,689	256,122
Costco Wholesale Corp.	564	201,698
Kroger Co.	9,626	310,053
Sysco Corp.	3,479	192,423
Walmart, Inc.	8,224	1,141,080
		2,220,712
Food Products - 1.7%
Hilton Food Group PLC	12,854	193,167
Mondelez International, Inc.	7,890	419,117
Nestle SA (Reg. S)	2,319	260,836
		873,120
Household Products - 1.3%
Procter & Gamble Co.	5,161	707,573
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	672	147,612

TOTAL CONSUMER STAPLES		4,669,735

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
BP PLC	41,786	106,583
Chevron Corp.	10,858	754,631
ConocoPhillips Co.	9,237	264,363
Enterprise Products Partners LP	14,498	240,232
Exxon Mobil Corp.	21,098	688,217
Imperial Oil Ltd.	18,527	246,415
Phillips 66 Co.	2,960	138,114
Suncor Energy, Inc.	19,349	218,281
Valero Energy Corp.	3,777	145,830
		2,802,666
FINANCIALS - 16.1%
Banks - 8.9%
Bank of America Corp.	47,685	1,130,135
Citigroup, Inc.	17,937	742,951
Huntington Bancshares, Inc.	2,000	20,880
JPMorgan Chase & Co.	16,967	1,663,441
M&T Bank Corp.	3,684	381,589
PNC Financial Services Group, Inc.	200	22,376
Wells Fargo & Co.	29,695	636,958
		4,598,330
Capital Markets - 2.4%
BlackRock, Inc. Class A	835	500,340
KKR & Co. LP	8,704	297,242
Raymond James Financial, Inc.	3,266	249,653
The Blackstone Group LP	4,061	204,756
		1,251,991
Consumer Finance - 1.4%
Capital One Financial Corp.	10,061	735,258
Insurance - 3.4%
Chubb Ltd.	5,093	661,632
Marsh & McLennan Companies, Inc.	3,652	377,836
The Travelers Companies, Inc.	6,047	729,933
		1,769,401

TOTAL FINANCIALS		8,354,980

HEALTH CARE - 14.9%
Biotechnology - 2.0%
AbbVie, Inc.	4,369	371,802
Amgen, Inc.	3,160	685,530
		1,057,332
Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Co.	1,875	433,369
Danaher Corp.	4,537	1,041,423
		1,474,792
Health Care Providers & Services - 1.7%
Cigna Corp.	2,100	350,637
UnitedHealth Group, Inc.	1,677	511,720
		862,357
Pharmaceuticals - 8.4%
AstraZeneca PLC (United Kingdom)	5,516	553,837
Bristol-Myers Squibb Co.	13,714	801,583
Eli Lilly & Co.	4,354	568,023
Johnson & Johnson	10,680	1,464,335
Roche Holding AG (participation certificate)	1,646	528,912
Royalty Pharma PLC	919	33,727
Sanofi SA	4,706	424,921
		4,375,338

TOTAL HEALTH CARE		7,769,819

INDUSTRIALS - 11.3%
Aerospace & Defense - 1.5%
General Dynamics Corp.	2,455	322,415
Northrop Grumman Corp.	1,606	465,451
		787,866
Air Freight & Logistics - 1.2%
Deutsche Post AG	4,006	177,479
United Parcel Service, Inc. Class B	2,747	431,581
		609,060
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	1,601	158,694
Electrical Equipment - 0.9%
AMETEK, Inc.	4,865	477,743
Siemens Energy AG (a)	357	7,817
		485,560
Industrial Conglomerates - 2.2%
General Electric Co.	65,517	486,136
Roper Technologies, Inc.	1,520	564,437
Siemens AG	729	85,497
		1,136,070
Machinery - 1.9%
Fortive Corp.	3,328	205,005
ITT, Inc.	3,730	225,702
Otis Worldwide Corp.	500	30,640
Snap-On, Inc.	1,069	168,400
Stanley Black & Decker, Inc.	2,097	348,521
		978,268
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	127	203,535
Professional Services - 1.0%
Clarivate Analytics PLC (a)	5,365	148,879
Equifax, Inc.	1,072	146,435
IHS Markit Ltd.	2,986	241,478
		536,792
Road & Rail - 1.0%
Norfolk Southern Corp.	2,528	528,655
Trading Companies & Distributors - 0.9%
Watsco, Inc.	1,991	446,263

TOTAL INDUSTRIALS		5,870,763

INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.3%
Cisco Systems, Inc.	18,797	674,812
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	1,463	141,735
Vontier Corp. (a)	1,343	38,598
		180,333
IT Services - 2.6%
Amdocs Ltd.	4,385	247,226
Black Knight, Inc. (a)	591	51,978
Fidelity National Information Services, Inc.	5,535	689,606
Genpact Ltd.	3,684	126,619
Visa, Inc. Class A	1,392	252,940
		1,368,369
Semiconductors & Semiconductor Equipment - 2.1%
NXP Semiconductors NV	3,306	446,707
Qualcomm, Inc.	2,413	297,668
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,203	352,506
		1,096,881
Software - 2.3%
Microsoft Corp.	4,622	935,816
Open Text Corp.	3,891	142,959
SAP SE	891	95,056
		1,173,831
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	7,829	852,265
Samsung Electronics Co. Ltd.	6,636	332,831
		1,185,096

TOTAL INFORMATION TECHNOLOGY		5,679,322

MATERIALS - 2.8%
Chemicals - 1.2%
Linde PLC	2,779	612,325
Containers & Packaging - 1.6%
Crown Holdings, Inc. (a)	4,954	425,053
WestRock Co.	11,171	419,471
		844,524

TOTAL MATERIALS		1,456,849

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	1,903	437,024
Public Storage	1,292	295,958
		732,982
UTILITIES - 6.3%
Electric Utilities - 3.8%
Exelon Corp.	16,803	670,272
NextEra Energy, Inc.	12,928	946,459
NRG Energy, Inc.	8,885	280,944
PG&E Corp. (a)	6,659	63,660
		1,961,335
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	16,401	284,885
Multi-Utilities - 2.0%
Ameren Corp.	6,040	489,965
CenterPoint Energy, Inc.	10,978	231,965
WEC Energy Group, Inc.	2,959	297,527
		1,019,457

TOTAL UTILITIES		3,265,677

TOTAL COMMON STOCKS
(Cost $48,354,375)		50,619,104

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.10% (b)
(Cost $2,321,046)	2,320,582	2,321,046
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $50,675,421)		52,940,150
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(902,353)
NET ASSETS - 100%		$52,037,797

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,102
Fidelity Securities Lending Cash Central Fund	6
Total	$4,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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